Financial risk management - Summary of Quantitative Information About Financial Instruments That Have Yet to Transition to Alternative Benchmark (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate [Line Items]
Long-term debt	¥ 1,203,646	¥ 1,053,636	¥ 939,030
Derivative financial assets	61,023	38,913	46,464
Financial assets	21,271,427	¥ 19,880,882	¥ 18,319,771
Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate [Line Items]
Derivative financial assets	20,178
Financial assets	142,930
Have yet to transition to an alternative benchmark interest rate SOFR [member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate [Line Items]
Derivative financial assets	19,948
Financial assets	105,183
Debt securities and others [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate [Line Items]
Financial assets required to be measured at FVOCI	25,142
Financial assets at amortised cost	244,388
Long-term debt	146,778
Debt securities and others [Member] | Have yet to transition to an alternative benchmark interest rate SOFR [member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate [Line Items]
Financial assets required to be measured at FVOCI	22,954
Financial assets at amortised cost	209,059
Long-term debt	¥ 146,778